UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON BATTERYMARCH VARIABLE

GLOBAL EQUITY PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.5%
GKN PLC	50,476	$105,704	*
Valeo SA	3,817	136,232	*

Total Auto Components		241,936

Automobiles - 0.6%
Bayerische Motoren Werke AG	2,738	126,401
Nissan Motor Co., Ltd.	16,400	140,511	*

Total Automobiles		266,912

Distributors - 0.3%
Inchcape PLC	268,643	120,180	*

Diversified Consumer Services - 0.2%
H&R Block Inc.	5,600	99,680

Hotels, Restaurants & Leisure - 0.7%
Ctrip.com International Ltd., ADR	4,200	164,640	*
OPAP SA	5,834	132,379

Total Hotels, Restaurants & Leisure		297,019

Household Durables - 0.7%
Newell Rubbermaid Inc.	9,800	148,960
Whirlpool Corp.	1,600	139,600

Total Household Durables		288,560

Leisure Equipment & Products - 0.3%
Mattel Inc.	6,400	145,536

Media - 1.5%
Comcast Corp., Class A Shares	8,400	158,088
Gannett Co. Inc.	4,800	79,296
News Corp., Class A Shares	9,900	142,659
Publicis Groupe SA	3,113	133,201
Time Warner Inc.	5,400	168,858

Total Media		682,102

Multiline Retail - 0.7%
Nordstrom Inc.	3,200	130,720
Target Corp.	3,100	163,060

Total Multiline Retail		293,780

Specialty Retail - 2.4%
Aeropostale Inc.	5,550	160,006	*
Gap Inc.	8,700	201,057
Kingfisher PLC	26,423	85,968
Limited Brands Inc.	7,800	192,036
Ross Stores Inc.	2,700	144,369
TJX Cos. Inc.	2,900	123,308
Yamada Denki Co., Ltd.	1,830	135,063

Total Specialty Retail		1,041,807

Textiles, Apparel & Luxury Goods - 1.0%
Burberry Group PLC	5,700	61,802
Coach Inc.	4,400	173,888
LVMH Moet Hennessy Louis Vuitton SA	1,735	202,796

Total Textiles, Apparel & Luxury Goods		438,486

TOTAL CONSUMER DISCRETIONARY		3,915,998

CONSUMER STAPLES - 9.3%
Beverages - 1.1%
Coca-Cola Co.	2,700	148,500
Heineken Holding NV	2,544	113,166
PepsiCo Inc.	3,400	224,944

Total Beverages		486,610

Food & Staples Retailing - 2.2%
CVS Caremark Corp.	3,300	120,648
Delhaize Group	2,168	174,229
Lawson Inc.	3,100	132,303
Metro Inc., Class A Shares	3,800	157,552

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Wal-Mart Stores Inc.	4,880	$271,328
Wesfarmers Ltd.	4,652	137,029

Total Food & Staples Retailing		993,089

Food Products - 2.4%
ConAgra Foods Inc.	7,200	180,504
Dean Foods Co.	5,100	80,019	*
Del Monte Foods Co.	10,300	150,380
Kraft Foods Inc., Class A Shares	8,800	266,112
Nestle SA, Registered Shares	4,518	231,385
Sara Lee Corp.	10,200	142,086

Total Food Products		1,050,486

Household Products - 1.3%
Clorox Co.	2,300	147,522
Kimberly-Clark Corp.	2,900	182,352
Procter & Gamble Co.	3,823	241,881

Total Household Products		571,755

Personal Products - 0.4%
Herbalife Ltd.	3,700	170,644

Tobacco - 1.9%
Altria Group Inc.	17,590	360,947
Lorillard Inc.	1,200	90,288
Philip Morris International Inc.	7,530	392,765

Total Tobacco		844,000

TOTAL CONSUMER STAPLES		4,116,584

ENERGY - 11.3%
Energy Equipment & Services - 1.8%
Acergy SA	10,600	193,872
Noble Corp.	6,300	263,466	*
Tenaris SA	6,679	144,155
Transocean Ltd.	2,400	207,312	*

Total Energy Equipment & Services		808,805

Oil, Gas & Consumable Fuels - 9.5%
BP PLC	55,281	522,963
Cenovus Energy Inc.	4,400	114,933
Chevron Corp.	5,900	447,397
ConocoPhillips	3,885	198,796
Eni SpA	13,200	309,683
Exxon Mobil Corp.	9,450	632,961
Occidental Petroleum Corp.	1,500	126,810
Repsol YPF, SA	5,637	133,467
Rosneft Oil Co., GDR	13,310	105,548	*
Royal Dutch Shell PLC, Class A Shares	16,021	463,394
Suncor Energy Inc.	7,100	230,899
Total SA	8,290	481,243
Williams Cos. Inc.	10,600	244,860
XTO Energy Inc.	3,500	165,130

Total Oil, Gas & Consumable Fuels		4,178,084

TOTAL ENERGY		4,986,889

FINANCIALS - 19.2%
Apartments - 0.3%
Equity Residential	4,000	156,600

Capital Markets - 0.9%
Credit Suisse Group AG, Registered Shares	4,303	221,802
Goldman Sachs Group Inc.	1,150	196,224

Total Capital Markets		418,026

Commercial Banks - 10.4%
Australia & New Zealand Banking Group Ltd.	9,946	231,459
Banco Bilbao Vizcaya Argentaria SA	15,529	212,469
Banco Santander SA	35,940	477,657
Bank of Hawaii Corp.	2,210	99,340
Bank of Montreal	3,800	230,660

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Commercial Banks - continued
Bank of Nova Scotia	4,800	$240,461
Barclays PLC	37,513	205,104
BNP Paribas SA	4,083	313,566
Commonwealth Bank of Australia	6,183	319,380
HSBC Holdings PLC	17,955	182,008
National Australia Bank Ltd.	8,005	202,156
National Bank of Canada	2,300	140,040
Oversea-Chinese Banking Corp. Ltd.	20,000	124,522
Royal Bank of Canada	4,550	266,285
Standard Chartered PLC	12,700	346,418
Sumitomo Mitsui Financial Group Inc.	5,200	171,869
Toronto-Dominion Bank	2,100	156,520
U.S. Bancorp	3,100	80,228
Wells Fargo & Co.	9,800	304,976
Westpac Banking Corp.	3,825	97,719
Yamaguchi Financial Group Inc.	16,000	175,078

Total Commercial Banks		4,577,915

Consumer Finance - 0.3%
American Express Co.	2,800	115,528

Diversified Financial Services - 1.2%
Bank of America Corp.	7,700	137,445
JPMorgan Chase & Co.	5,685	254,404
Principal Financial Group Inc.	4,600	134,366

Total Diversified Financial Services		526,215

Insurance - 5.2%
AFLAC Inc.	3,600	195,444
Allianz AG, Registered Shares	1,970	247,000
Allstate Corp.	5,900	190,629
Aviva PLC	26,075	152,459
CNP Assurances	500	47,219
Hannover Rueckversicherung AG	3,288	162,361	*
Manulife Financial Corp.	7,500	147,984
MetLife Inc.	2,700	117,018
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	1,587	257,539
Prudential Financial Inc.	2,500	151,250
Sony Financial Holdings Inc.	57	187,175
Sun Life Financial Inc.	4,100	131,883
Tokio Marine Holdings Inc.	6,600	185,879
Torchmark Corp.	2,200	117,722

Total Insurance		2,291,562

Lodging/Resorts - 0.3%
Hospitality Properties Trust	4,900	117,355

Real Estate Investment Trusts (REITs) - 0.3%
Digital Realty Trust Inc.	2,300	124,660

Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc.	1,700	123,913

TOTAL FINANCIALS		8,451,774

HEALTH CARE - 9.8%
Biotechnology - 0.5%
Amgen Inc.	2,300	137,448	*
Gilead Sciences Inc.	2,500	113,700	*

Total Biotechnology		251,148

Health Care Providers & Services - 1.5%
Medco Health Solutions Inc.	3,600	232,416	*
UnitedHealth Group Inc.	7,300	238,491	*
WellPoint Inc.	2,800	180,264	*

Total Health Care Providers & Services		651,171

Pharmaceuticals - 7.8%
Abbott Laboratories	3,850	202,818
AstraZeneca PLC	9,100	405,854
Bristol-Myers Squibb Co.	10,500	280,350
Eli Lilly & Co.	4,200	152,124

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
GlaxoSmithKline PLC	17,002	$326,506
H. Lundbeck A/S	8,900	167,769
Johnson & Johnson	6,400	417,280
Merck & Co. Inc.	10,700	399,645
Novartis AG, Registered Shares	5,540	299,225
Pfizer Inc.	15,850	271,827
Roche Holding AG	1,067	173,043
Sanofi-Aventis	4,559	339,839

Total Pharmaceuticals		3,436,280

TOTAL HEALTH CARE		4,338,599

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.4%
Alliant Techsystems Inc.	1,500	121,950	*
General Dynamics Corp.	1,800	138,960
L-3 Communications Holdings Inc.	1,600	146,608
Lockheed Martin Corp.	2,200	183,084
MTU Aero Engines Holding AG	3,117	181,345
Northrop Grumman Corp.	2,700	177,039
Raytheon Co.	1,900	108,528

Total Aerospace & Defense		1,057,514

Commercial Services & Supplies - 0.3%
Downer EDI Ltd.	18,713	129,820

Construction & Engineering - 1.1%
Fomento de Construcciones y Contratas SA	3,403	124,582
KBR Inc.	8,550	189,468
UGL Ltd.	13,507	186,614

Total Construction & Engineering		500,664

Electrical Equipment - 0.5%
Nexans SA	1,085	92,485
Sumitomo Electric Industries Ltd.	12,100	148,322	*

Total Electrical Equipment		240,807

Industrial Conglomerates - 3.2%
CSR Ltd.	90,578	139,066
DCC PLC	3,785	98,155
General Electric Co.	23,075	419,965
Jardine Matheson Holdings Ltd.	2,400	79,920
Siemens AG, Registered Shares	4,872	487,934
Tyco International Ltd.	4,300	164,475

Total Industrial Conglomerates		1,389,515

Machinery - 1.6%
Andritz AG	2,360	139,773
Navistar International Corp.	2,800	125,244	*
Sulzer AG	1,596	155,150
Tata Motors Ltd., ADR	6,400	118,144
Wartsila Oyj	3,451	174,791

Total Machinery		713,102

Professional Services - 0.2%
FTI Consulting Inc.	2,000	78,640	*

Trading Companies & Distributors - 2.0%
Itochu Corp.	17,000	148,925
Marubeni Corp.	24,000	149,150
Mitsubishi Corp.	8,200	214,889
Mitsui & Co., Ltd.	9,800	164,678
Sumitomo Corp.	16,200	186,277

Total Trading Companies & Distributors		863,919

TOTAL INDUSTRIALS		4,973,981

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.6%
Cisco Systems Inc.	16,450	428,193	*
Nokia Oyj	8,970	139,690

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Communications Equipment - continued
Research In Motion Ltd.	2,100	$155,590	*

Total Communications Equipment		723,473

Computers & Peripherals - 2.8%
Apple Inc.	1,650	387,635	*
Dell Inc.	14,600	219,146	*
Fujitsu Ltd.	25,000	163,654
Hewlett-Packard Co.	8,350	443,802

Total Computers & Peripherals		1,214,237

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc.	3,700	111,481	*
Hitachi Ltd.	54,000	201,583	*

Total Electronic Equipment, Instruments & Components		313,064

Internet Software & Services - 1.0%
eBay Inc.	3,900	105,105	*
Google Inc., Class A Shares	600	340,206	*

Total Internet Software & Services		445,311

IT Services - 2.7%
Computer Sciences Corp.	3,700	201,613	*
Hewitt Associates Inc., Class A Shares	2,800	111,384	*
International Business Machines Corp.	5,650	724,613
Nomura Research Institute Ltd.	6,000	136,699

Total IT Services		1,174,309

Semiconductors & Semiconductor Equipment - 1.6%
Infineon Technologies AG	23,500	163,113	*
Intel Corp.	7,400	164,724
Micron Technology Inc.	8,950	92,991	*
Texas Instruments Inc.	5,700	139,479
United Microelectronics Corp., ADR	43,300	162,808	*

Total Semiconductors & Semiconductor Equipment		723,115

Software - 3.3%
CA Inc.	6,500	152,555
Microsoft Corp.	24,970	730,872
Nintendo Co., Ltd.	500	167,397
Oracle Corp.	14,900	382,781

Total Software		1,433,605

TOTAL INFORMATION TECHNOLOGY		6,027,114

MATERIALS - 7.8%
Chemicals - 2.3%
Agrium Inc.	1,900	134,355
BASF SE	5,320	329,957
Celanese Corp., Series A Shares	5,300	168,805
Eastman Chemical Co.	1,900	120,992
Lubrizol Corp.	1,600	146,752
Showa Denko KK	60,000	135,416

Total Chemicals		1,036,277

Metals & Mining - 4.8%
Anglo American PLC	2,411	105,151	*
BHP Billiton PLC	23,300	799,085
Cherepovets MK Severstal, GDR, Registered Shares	9,770	142,251	*
First Quantum Minerals Ltd.	2,000	164,565
Newmont Mining Corp.	2,950	150,243
Rio Tinto PLC	6,620	392,290
Teck Cominco Ltd., Class B Shares	5,700	248,338	*
ThyssenKrupp AG	2,909	100,014

Total Metals & Mining		2,101,937

Paper & Forest Products - 0.7%
International Paper Co.	9,100	223,951
Svenska Cellulosa AB, Class B Shares	6,100	86,001

Total Paper & Forest Products		309,952

TOTAL MATERIALS		3,448,166

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.0%
AT&T Inc.			19,600	$506,464
Koninklijke KPN NV			11,485	181,959
Portugal Telecom, SGPS, SA, Registered Shares			12,930	144,566
Swisscom AG, Registered Shares			376	137,220
Telefonica SA			8,764	207,623
Verizon Communications Inc.			4,500	139,590

Total Diversified Telecommunication Services				1,317,422

Wireless Telecommunication Services - 1.8%
America Movil SAB de CV, Series L Shares, ADR			4,350	218,979
Sistema JSFC, Registered Shares, GDR			4,251	115,627	*
Vodafone Group PLC			197,258	454,995

Total Wireless Telecommunication Services				789,601

TOTAL TELECOMMUNICATION SERVICES				2,107,023

UTILITIES - 3.4%
Electric Utilities - 0.8%
Energias de Portugal SA			31,962	127,048
Kansai Electric Power Co. Inc.			5,500	126,013
Tohoku Electric Power Co. Inc.			5,900	124,702

Total Electric Utilities				377,763

Gas Utilities - 1.0%
Snam Rete Gas SpA			39,160	198,475
Tokyo Gas Co., Ltd.			31,000	136,614
UGI Corp.			3,500	92,890

Total Gas Utilities				427,979

Independent Power Producers & Energy Traders - 0.3%
AES Corp.			11,700	128,700	*

Multi-Utilities - 1.3%
GDF Suez			4,440	171,511
PG&E Corp.			2,700	114,534
RWE AG			1,974	174,902
TECO Energy Inc.			6,600	104,874

Total Multi-Utilities				565,821

TOTAL UTILITIES				1,500,263

TOTAL COMMON STOCKS (Cost - $38,959,781)				43,866,391

PREFERRED STOCK - 0.4%
FINANCIALS - 0.4%
Commercial Banks - 0.4%
Itau Unibanco Holding SA (Cost - $184,009)			8,800	192,988

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $39,143,790)				44,059,379

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Interest in $50,013,000 joint tri-party repurchase agreement dated 3/31/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $80,000; (Fully collateralized by U.S. government agency obligation, 2.375% due 3/14/14; Market value - $81,601) (Cost - $80,000)	0.020%	4/1/10	$80,000	80,000

TOTAL INVESTMENTS - 100.1% (Cost - $39,223,790#)				44,139,379
Liabilities in Excess of Other Assets - (0.1)%				(26,460)

TOTAL NET ASSETS - 100.0%				$44,112,919

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Summary of Investments by Country**
United States	47.0%
United Kingdom	9.7%
Japan	7.5%
Canada	5.7%
Germany	5.1%
France	4.3%
Switzerland	4.2%
Australia	3.3%
Spain	2.6%
Netherlands	1.7%
Italy	1.2%
Russia	0.8%
Cayman Islands	0.8%
Finland	0.7%
Portugal	0.6%
Mexico	0.5%
Norway	0.4%
Brazil	0.4%
Belgium	0.4%
Denmark	0.4%
Taiwan	0.4%
Luxembourg	0.3%
Austria	0.3%
Greece	0.3%
Singapore	0.3%
India	0.3%
Ireland	0.2%
Sweden	0.2%
Hong Kong	0.2%
Short Term Investment	0.2%

100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of March 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch Variable Global Equity Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Directors. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$43,866,391	—	—	$43,866,391
Preferred stocks	192,988	—	—	192,988

Total long-term investments	$44,059,379	—	—	$44,059,379

Notes to Schedule of Investments (unaudited) (continued)

Short-term investment†	—	80,000	—	80,000

Total investments	$44,059,379	$80,000	—	$44,139,379

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,393,629
Gross unrealized depreciation	(1,478,040)

Net unrealized appreciation	$4,915,589

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 26, 2010